INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Employee benefits and social security (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Salaries, accrued incentives, vacations and social security	$ 2,341,351	$ 2,960,542	$ 3,044,965
Key management personnel	2,338,727	1,550,050	2,312,253
Employee benefits and social security	$ 4,680,078	4,510,592	$ 5,357,218
Key management personnel		534,038
Employee benefits and social security, Non-current		$ 534,038